Net financial results (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Financial expenses [Abstract]
Interest on loans, financing and debentures (1)			R$ (4,194,406)	R$ (3,059,902)
Premium expenses on early settlements			89,026
Amortization of transaction costs			(75,916)	(57,716)
Interest expenses on lease liabilities (2)			(347,320)	(335,223)
Other			(363,271)	(397,459)
Financial expenses			(5,069,939)	(3,850,300)
Financial income [Abstract]
Cash and cash equivalents and marketable securities			1,144,245	1,212,405
Other			139,962	89,638
Financial income			1,284,207	1,302,043
Results from derivative financial instruments [Abstract]
Income			9,008,280	2,401,971
Expenses			(1,576,658)	(6,144,397)
Derivative financial instruments, net	R$ 1,079,117	R$ 782,452	7,431,622	(3,742,426)
Monetary and exchange rate variations, net [Abstract]
Exchange rate variations on loans, financing and debentures			10,914,087	(8,012,235)
Leases			381,893	(280,673)
Other assets and liabilities (3)			(1,768,911)	1,337,630
Monetary and exchange variations, net	R$ 1,333,984	R$ 1,231,379	9,527,069	(6,955,278)
Net financial result			13,172,959	(13,245,961)
Interest costs capitalised			205,409	833,401
Reclassification to biological assets			R$ 200,177	R$ 184,776